FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 2 — FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount of certain of the Company’s financial instruments, including cash and accounts payable, is shown at cost, which approximates fair value. Short-term investments with maturities ranging from six to twelve months are classified as being held to maturity and are carried at amortized cost. The cost, gross unrealized gains, and the fair value of related securities at December 31, 2016 and 2015 were as follows:

	Total (maturities within 12 months)
	Cost	Unrealized Gain	Fair Value
Held to Maturity:
Debt Securities:
U.S. Government sponsored bonds at December 31, 2016	$-	$-	$-

U.S. Government sponsored bonds at December 31, 2015	$26,958,214	$4,646	$26,962,860

The Company had total amortized interest income for the years ended December 31, 2016 and 2015 of $46,043 and $20,621, respectively. The carrying value of short term investments was $26,977,362 as of December 31, 2015, and is equal to the cost of the securities plus the accumulated amortized interest income of $19,148 on the remaining bonds held at December 31, 2015.